CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Disclosure of cash and cash equivalents
The following table presents cash and cash equivalents:

	At December 31,
	2024	2023
	(€ thousand)
Cash and bank balances	1,742,214	1,121,981
Cash and cash equivalents	1,742,214	1,121,981
The following table sets forth an analysis of the currencies in which the Group’s cash and cash equivalents were denominated at December 31, 2024 and 2023.

	At December 31,
	2024	2023
	(€ thousand)
Euro	1,535,630	894,509
U.S. Dollar	107,871	96,663
Chinese Yuan	62,525	80,716
Swiss Franc	12,067	10,605
Pound Sterling	8,483	19,706
Other currencies	15,638	19,782
Total	1,742,214	1,121,981